Note 13 - Net Loss Per Common Share (Details Textual) - $ / shares	Mar. 31, 2016	Oct. 31, 2014
Melody Business Finance LLC [Member] | Secured Debt [Member]
Class of Warrant or Right, Number of Securities Called by Warrants or Rights	60,000	180,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 0.20
Class of Warrant or Right, Number of Securities Called by Warrants or Rights		180,000
Class of Warrant or Right, Exercise Price of Warrants or Rights	$ 26.20